Long-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Summary of long-term investments
The following is a summary of long-term investments:

	As of December 31,
	2015	2016
	RMB	RMB
Cost method investments:
Investment in Series A Guazi Shares (a)	348,602	629,508
Investee B (b)	—	286,672
Investee C	218,979	233,931
Investee D	129,872	138,740
Investee E (c)	97,404	—
Investment in 58 Home Series A Preference Shares (d)	64,936	69,370
Others (e)	72,768	157,578
Total cost method investments	932,561	1,515,799
Equity method investments:
Investment in 58 Home Ordinary Shares (d)	1,572,066	594,593
Others	5,653	8,069
Total equity method investments	1,577,719	602,662
Total long-term investments	2,510,280	2,118,461

(a)          As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324,680 (US$50,000) non-interest bearing Guazi Convertible Note.

The investment in Guazi Series A Shares was measured at fair value of RMB348,602 (US$53,684) on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March, 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84,177 (US$12,938) which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi.

The investment in Guazi Series B1 Shares was measured at fair value of RMB239,468 (US$37,063) on the date of conversion and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

(b)          The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286,672 (US$41,325) on the date of investment and was subsequently accounted for under cost method. For the details, please refer to Note 7.

(c)          In 2015, the Group acquired shares of investee E for cash consideration of RMB97,404 (US$15,000). Investee E is mainly engaged in the business of operating a real estate internet portal. The investment is accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. At December 31, 2016, the investment was impaired based on management analysis.

(d)          As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interest in 58 Home through its ownership of 80 million 58 Home Ordinary Shares and of approximately 1.4 million 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the year ended December 31, 2016, the Group recorded an investment loss of RMB923,156 in share of results of equity investees in the consolidated statements of comprehensive income/(loss). The Company’s investment in 58 Home Series A Preference Shares was accounted for as cost method investment as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

(e)          In 2016, the Group acquired shares of other companies for an aggregate cash consideration of RMB96,402. The cash consideration paid for each of these investments was no more than RMB30,000. These investments are accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. During 2016, other cost method investment amounted to RMB38,352 was fully impaired because the operation metrics were not performing to the expectations.